DISCONTINUED OPERATIONS (Details)			12 Months Ended
	Oct. 13, 2023 CNY (¥)	Oct. 13, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
DISPOSAL OF SUBSIDIARIES
Gain on disposal of discontinued operations, net			¥ 158,809,293	$ 22,367,821
NFT business group | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
DISPOSAL OF SUBSIDIARIES
Gain on disposal of discontinued operations, net	¥ 158,800,000	$ 22,400,000